Inventories	12 Months Ended
Sep. 30, 2024
Schedule Of Inventories
Inventories

6.	Inventories

a.	Total inventories on hand as at September 30, 2024 and September 30, 2023 are as follows:

	September 30, 2024	September 30, 2023
Raw materials	8,433	6,553
Semi-finished	324	165
Finished goods	941	1,548
	9,698	8,266

b.	During the year ended September 30, 2024, the provision for slow moving and obsolete inventories amounted to $225 (September 30, 2023: $162), which was also included in direct manufacturing costs.

c.	During the year ended September 30, 2024, materials amounted to $29.25 million (September 30, 2023: $30.69 million) was expensed through direct manufacturing costs.